Share Capital, Warrants and Options	9 Months Ended
Sep. 30, 2019
SHARE CAPITAL, WARRANTS AND OPTIONS
Share Capital, Warrants and Options

8.	SHARE CAPITAL, WARRANTS AND OPTIONS

The authorized capital of the Company comprises an unlimited number of common shares without par value and 100,000,000 Series 1 convertible preferred shares without par value.

a)	Common shares issued and outstanding

There were no common shares issued during the nine months period ended September 30, 2019.

Effective October 4, 2019, the Company completed a share consolidation of the Company’s issued and outstanding common shares whereby for every ten (10) pre-consolidation common shares issued and outstanding, one (1) post-consolidation common share exists without par value. Share capital outstanding prior to the share consolidation was 787,928,500 common shares and 78,792,850 on a post-consolidation basis.

All references to share capital, warrants, options and weighted average number of shares outstanding have been adjusted retrospectively to reflect the Company’s 10-for-1 share consolidation as if it occurred at the beginning of the earliest period presented.

As at September 30, 2019, the Company has 78,792,850 common shares issued and outstanding, (September 30, 2018 – 78,792,850) on a post-consolidation basis.

2018

On April 19, 2018, the Company closed a non-brokered private placement equity financing of 233,333,333 units (23,333,333 on a post-consolidation basis) at a price of $0.075 per unit ($0.75 per unit on a post-consolidation basis) and raised aggregate gross proceeds of $17,500,000. Each unit consists of one common share and one-half of one common share purchase warrant of the Company. Each warrant will entitle the holder to acquire one common share of the Company at an exercise price of $0.12 ($1.20 on a post-consolidation basis) for a period of 24 months from its date of issuance. The Company incurred total share issuance costs of $573,836, of which $250,000 is recorded in trade payables at December 31, 2018. The Company allocated a $2,571,514 fair value to the warrants issued in conjunction with the private placement. The fair value of warrants was determined on a pro-rata basis using the Black-Scholes Option Pricing Model with the following assumptions; expected life of 2 years, expected dividend yield of 0%, a risk-free interest rate of 1.91% and an expected volatility of 94.26%.

Contemporary Amperex Technology Limited (“CATL”) subscribed for 200,000,000 units (20,000,000 on a post-consolidation basis) of the aforementioned private placement for a total purchase price of $15,000,000. At December 31, 2018, CATL beneficially owns, or exercises control or direction over approximately 25.38% of the currently issued and outstanding shares of the Company. As per the subscription agreement, CATL has pre-emptive rights and the right to nominate one director to the board of directors of the Company.

Sentient subscribed for 13,333,333 units (1,333,333 on a post-consolidation basis) of the aforementioned private placement for a total purchase price of $1,000,000. At December 31, 2018, Sentient beneficially owns, or exercises control or direction over 369,809,820 common shares (36,980,982 on a post-consolidation basis) constituting approximately 46.93% of the currently issued and outstanding shares of the Company.

As at December 31, 2018, the Company had 787,928,500 (78,792,850 on a post-consolidation basis) common shares issued and outstanding.

b)	Preferred shares issued and outstanding

As at September 30, 2019 and September 30, 2018, there are 590,931 series 1 preferred shares outstanding

The rights and restrictions of the preferred shares are as follows:

i)	dividends shall be paid at the discretion of the directors;
ii)	the holders of the preferred shares are not entitled to vote except at meetings of the holders of the preferred shares, where they are entitled to one vote for each preferred share held;
iii)	the shares are convertible at any time after 6 months from the date of issuance, upon the holder serving the Company with 10 days written notice; and
iv)	the number of the common shares to be received on conversion of the preferred shares is to be determined by dividing the conversion value of the share, $1 per share, by $9.00.

c)	Warrants

A summary of common share purchase warrants activity during the nine months period ended September 30, 2019 on a post-consolidation basis is as follows:

	September 30, 2019		December 31, 2018
	Number Outstanding	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
Outstanding, beginning of the period	25,797,283	1.20	17,617,541	1.20
Issued	-	-	11,666,666	1.20
Cancelled / Expired	(14,130,617)	1.20	(3,486,924)	1.20

Outstanding, end of the period	11,666,666	1.20	25,797,284	1.20

At September 30, 2019, the Company had outstanding common share purchase warrants exercisable to acquire common shares of the Company as follows:

Warrants Outstanding	Expiry Date	Exercise Price ($)	Weighted Average remaining contractual life (years)
11,666,666	April 19, 2020	1.20	0.55
11,666,666			0.55

d)	Stock options

The Company adopted a Stock Option Plan (the “Plan”), providing the authority to grant options to directors, officers, employees and consultants enabling them to acquire up to 10% of the issued and outstanding common stock of the Company. Under the Plan, the exercise price of each option equals the market price or a discounted price of the Company’s stock as calculated on the date of grant. The options can be granted for a maximum term of 10 years.

A summary of option activity under the Plan during the nine months period ended September 30, 2019 on a post-consolidation basis is as follows:

	September 30, 2019		December 31, 2018
	Number Outstanding	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
Outstanding, beginning of the period	2,594,550	1.80	2,072,050	2.30
Issued	-	-	6,425,000	1.20
Cancelled / Expired	(329,000)	5.10	(1,200,000)	1.80

Outstanding, end of the period	2,265,550	1.60	25,945,500	0.18

There were no incentive stock options granted during the period ended September 30, 2019.

During the period ended September 30, 2018, the Company granted 6,425,000 incentive stock options (642,500 on a post-consolidation basis) to employees, directors and consultants with a maximum term of 5 years. All stock options vest immediately and are exercisable at $0.12 per common share ($1.20 on a post-consolidation basis). The Company calculates the fair value of all stock options using the Black-Scholes Option Pricing Model. The fair value of options granted during the nine months period ended September 30, 2018 amounted to $317,332 and was recorded as a share-based payments expense.

The fair value of stock options granted and vested during the period ended September 30, 2018 was calculated using the following assumptions:

	September 30, 2019	September 30, 2018
Expected dividend yield	-	0%
Expected share price volatility	-	96.9% -101%
Risk free interest rate	-	2.04%-2.17%
Expected life of options	-	5 years

Details of options outstanding as at September 30, 2019 on a post-consolidation basis are as follows:

Options Outstanding	Options Exercisable	Expiry Date	Exercise Price	Weighted average remaining contractual life (years)
35,000	35,000	Nov 5, 2019[1]	2.10	0.00
100,000	100,000	Dec 19, 2019	2.20	0.01
90,000	90,000	Feb 3, 2020	2.75	0.01
45,000	45,000	Oct 5, 2020	2.00	0.02
541,800	541,800	Jan 28, 2021	2.10	0.32
763,750	763,750	Feb 21, 2022	1.20	0.81
50,000	50,000	Dec 20, 2022	1.20	0.07
570,000	570,000	Feb 28, 2023	1.20	0.86
50,000	50,000	May 1, 2023	1.20	0.08
20,000	20,000	May 4, 2023	1.20	0.03
2,265,550	2,265,550			2.21

[1] Subsequently expired, unexercised.

e)	Reserve

The reserve records items recognized as stock-based compensation expense and other share-based payments until such time that the stock options or warrants are exercised, at which time the corresponding amount will be transferred to share capital. Amounts recorded for forfeited or expired unexercised options and warrants are transferred to deficit. During the year ended December 31, 2018 the Company recorded $317,332 of share-based payments and transferred $229,381 to deficit for expired options and warrants.

There were no share-based payments during the nine months period ended September 30, 2019. During the nine months period ended September 30, 2018 the Company recorded $317,332 of share-based payments to reserves. During the nine months period ended September 30, 2019 the Company transferred $3,538,593 (September 30, 2018 - $229,381) to deficit for expired warrants and options.